Other Assets	12 Months Ended
Dec. 31, 2010
Other Assets [Abstract]
Other Assets

Note 12—Other Assets

Prepaid expense and other current assets consist of the following at December 31:

	2010	2009
Income taxes receivable	$—	$553
Commodity derivatives and related collateral, net	1,636	1,774
Prepaid insurance	1,088	1,105
Prepaid service contracts	215	272
Prepaid raw materials	—	325
Deposits	306	—
Network Plant notes receivable(a)	—	483
Other	688	177

Total	$3,933	$4,689

a)	The Company has certain arrangements with the Network Plants that require funds to be remitted to the Network Plant upon sale of product to the end customer before amounts have been collected by the Company. In exchange, the Network Plant agrees to pay the Company a fee equal to 50 basis points in excess of the Company's cost of working capital as computed from time to time.

Other noncurrent assets consist of the following at December 31:

	2010	2009
Debt issuance costs (net of accumulated amortization of $1,381 in 2010 and $318 in 2009)	$2,790	$1,420
Spare parts inventory	4,498	4,726
Prepaid taxes	—	412
Other	533	937

Total	$7,821	$7,495